Business combinations - Skillaz (Details) - RUB (₽) ₽ in Thousands	1 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	May 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Voting shares		25.00%	46.66%	25.00%	9.91%
Gain on remeasurement of previously held interest in equity accounted investees						₽ 223,308
Skillaz
Disclosure of associates [line items]
Voting shares							25.01%
Option contacts to purchase additional ownership interest							40.01%
Gain on remeasurement of previously held interest in equity accounted investees	₽ 223,308